Securities (Reconciliation From Amortized Cost To Estimated Fair Value Of Marketable Securities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized Cost	$ 59,838	$ 81,911
Available-for-sale Securities, Gross Unrealized Gains	821	984
Available-for-sale Securities, Gross Unrealized Losses	(586)	(1,762)
Available-for-sale securities, Estimated Fair Value	60,073	81,133
Securities held to maturity, Amortized cost	20,009	26,381
Securities held-to-maturity, Unrecognized Holding Gain	501	353
Securities held-to-maturity, Unrecognized Holding Losses	(229)	(1,185)
Securities held-to-maturity, Estimated Fair Value	20,281	25,549
US Government Agencies Debt Securities [Member]
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized Cost	4,711	6,723
Available-for-sale Securities, Gross Unrealized Gains		27
Available-for-sale Securities, Gross Unrealized Losses	(93)	(332)
Available-for-sale securities, Estimated Fair Value	4,618	6,418
Securities held to maturity, Amortized cost	4,440	5,814
Securities held-to-maturity, Unrecognized Holding Losses	(124)	(460)
Securities held-to-maturity, Estimated Fair Value	4,316	5,354
US States and Political Subdivisions Debt Securities [Member]
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized Cost	11,055	16,960
Available-for-sale Securities, Gross Unrealized Gains	112	192
Available-for-sale Securities, Gross Unrealized Losses	(35)	(554)
Available-for-sale securities, Estimated Fair Value	11,132	16,598
Securities held to maturity, Amortized cost	2,417	2,441
Securities held-to-maturity, Unrecognized Holding Gain	277	121
Securities held-to-maturity, Unrecognized Holding Losses		(17)
Securities held-to-maturity, Estimated Fair Value	2,694	2,545
Residential Mortgage Backed Securities [Member]
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized Cost	33,884	44,168
Available-for-sale Securities, Gross Unrealized Gains	646	696
Available-for-sale Securities, Gross Unrealized Losses	(147)	(475)
Available-for-sale securities, Estimated Fair Value	34,383	44,389
Securities held to maturity, Amortized cost	8,164	10,395
Securities held-to-maturity, Unrecognized Holding Gain	211	145
Securities held-to-maturity, Unrecognized Holding Losses	(29)	(198)
Securities held-to-maturity, Estimated Fair Value	8,346	10,342
Commercial Mortgage Backed Securities [Member]
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized Cost		887
Available-for-sale Securities, Gross Unrealized Gains		2
Available-for-sale Securities, Gross Unrealized Losses		(1)
Available-for-sale securities, Estimated Fair Value		888
Securities held to maturity, Amortized cost	4,005	6,750
Securities held-to-maturity, Unrecognized Holding Gain	13	87
Securities held-to-maturity, Unrecognized Holding Losses	(53)	(437)
Securities held-to-maturity, Estimated Fair Value	3,965	6,400
Corporate and Other Securities [Member]
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized Cost	10,188	13,173
Available-for-sale Securities, Gross Unrealized Gains	63	67
Available-for-sale Securities, Gross Unrealized Losses	(311)	(400)
Available-for-sale securities, Estimated Fair Value	9,940	12,840
Securities held to maturity, Amortized cost	983	981
Securities held-to-maturity, Unrecognized Holding Losses	(23)	(73)
Securities held-to-maturity, Estimated Fair Value	960	908
Parent Company Only [Member]
Schedule of Investments [Line Items]
Available-for-sale securities, Estimated Fair Value	$ 197	$ 167